EMPLOYEE BENEFIT PLANS - Sensitivity analysis (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit pension plan - Colombia
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.00%	11.75%
Salary, value	7.90%	8.85%
Defined benefit pension plan - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (2,916)
Defined benefit pension plan - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	10.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 3,089
Defined benefit pension plan - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	5.90%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 3,456
Defined benefit pension plan - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	4.90%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (3,285)
Defined benefit pension plan - Colombia | Mortality Table | Mortality Table RV-08
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 4,245
Defined benefit pension plan - Colombia | Mortality Table | Mortality Table RV-08 Decrease
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year decrease in life expectancy
Decrease, Effect on DBO	$ 36
Retirement Pension Premium Plan - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (5,630)
Retirement Pension Premium Plan - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	10.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 6,119
Retirement Pension Premium Plan - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	8.40%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 6,304
Retirement Pension Premium Plan - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	7.40%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (5,840)
Severance obligation - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	10.00%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (114)
Severance obligation - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.00%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 117
Severance obligation - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	8.40%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 286
Severance obligation - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	7.40%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (280)
Defined benefit pension plan - Panama | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	7.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (106)
Defined benefit pension plan - Panama | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	6.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 113
Defined benefit pension plan - Panama | Mortality Table | Mortality Table RP-2000
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 102
Defined benefit pension plan - Guatemala
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.10%	9.00%
Salary, value	5.00%	5.00%
Defined benefit pension plan - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	9.60%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (2,780)
Defined benefit pension plan - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.60%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 3,179
Defined benefit pension plan - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 2,097
Defined benefit pension plan - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,882)
Defined benefit pension plan - Guatemala | Mortality Table | Mortality Table RP-2000
EMPLOYEE BENEFIT PLANS
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 978
Retirement Pension Premium Plan - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.40%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,842)
Retirement Pension Premium Plan - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	7.40%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,927
Retirement Pension Premium Plan - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,973
Retirement Pension Premium Plan - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,901)
Retirement Pension Premium Plan - El Salvador | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	5.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (979)
Retirement Pension Premium Plan - El Salvador | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	4.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,055
Retirement Pension Premium Plan - El Salvador | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	3.00%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 154
Retirement Pension Premium Plan - El Salvador | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	2.00%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (228)
Other Long-Term Benefits - Colombia | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	11.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (15,480)
Other Long-Term Benefits - Colombia | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	10.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 16,430
Other Long-Term Benefits - Colombia | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	8.40%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 16,811
Other Long-Term Benefits - Colombia | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	7.40%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (15,967)
Other Long-Term Benefits - Guatemala | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	8.60%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,223)
Other Long-Term Benefits - Guatemala | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	7.60%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,307
Other Long-Term Benefits - Guatemala | Salary | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,340
Other Long-Term Benefits - Guatemala | Salary | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Salary, value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,264)
Other Long-Term Benefits - El Salvador | Discount rate | 0.50% increase in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	5.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (168)
Other Long-Term Benefits - El Salvador | Discount rate | 0.50% decrease in actuarial assumption
EMPLOYEE BENEFIT PLANS
Discount rate, Value	4.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 179